Reportable segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Reportable segment

Note 15 Reportable segment

Historically, the Company had two reportable segments, Telehealth and Healthcare Technology. These reportable segments reflect the manner in which the Company's Chief Executive Officer, who serves as the chief operating decision maker ("CODM"), regularly reviews financial information, allocates resources, and assesses performance. As of June 30, 2026, the Company’s Chief Executive Officer was the sole CODM. As of December 31, 2025, the Company’s CODM role was shared between the two Co-Chief Executive Officers of the Company.

Following the disposition of VSee Lab, the Company no longer conducts Healthcare Technology operations, and the results of continuing operations is reported through the Telehealth segment. Therefore, as of June 30, 2026, the Company has one reportable segment: Telehealth Services.

The CODM reviews gross margin and net loss from our reportable segment to evaluate budgets and forecasts, assess actual performance and allocate resources. The CODM’s review focuses on month to month and quarter to quarter changes in these profit measures in order to identify potential future liquidity issues, evaluate performance and need for potential cost reductions and identify potential vendor sourcing changes. The measure of segment assets is reported on the balance sheet as total consolidated assets.

Our reportable segment is described below.

Telehealth Services – The Company’s proprietary technology platform and modular software solution empower users to plug and play telehealth services with end-to-end encrypted video streaming integrated with medical device data, electronic medical records, and other sensitive data, with multiple other interactive functionalities that enable teamwork that the Company believes are not available from any other system worldwide.

The accounting policies of our reportable segment is the same as those described in the “Summary of Significant Accounting Policies” for the Company. In addition, the Company currently operates in one primary geographic area (the United States) and as such, the disclosures below are attributable to that geographic area.

The following table summarizes total revenue and significant expense categories and amounts for the Company's reportable segment that aligns with the segment level information that is regularly provided to the CODM:

	For the Six Months Ended June 30,
	2026	2025

Revenues:
Patient fees	$1,482,432	$1,187,036
Telehealth fees	1,958,745	1,063,269
Institutional fees	-	2,500
Total revenues	$3,441,177	$2,252,805

Cost of revenues	2,507,612	827,523
Segment gross margin	$933,565	$1,425,282

Less:
Compensation and related benefits	898,516	941,043
General and administrative	4,391,908	3,587,372
Interest expense	172,643	916,974
Other segment items, net (1)	(190,534)	1,507,727
Income tax expense	5,260	15,233
Segment operating loss	$(4,344,228)	$(5,543,067)

Reconciliation to net loss
Income (loss) from discontinued operations, net of tax	2,591,239	(1,029,656)
Net loss	$(1,752,989)	$(6,572,723)

(1)	Other segment items, net includes Other income, net, Change in fair value of financial instruments, Gain on extinguishment of financial instruments and financial liabilities, and loss on issuance of financial instruments.

Note 14 Reportable segments

Subsequent to the Business Combination in June 2024 (see Note 3 - Business Combination), the Company has two reportable segments: Technology and Telehealth. These two reportable segments align with the two legacy operating entities (VSee Lab and iDoc) which merged together upon the closing of the Business Combination. Operating segments are defined as components of an enterprise where separate financial information is evaluated regularly by a chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. As of December 31, 2025, the Company’s CODM role was shared between the two Co-CEOs.

The CODM reviews gross margin and income (loss) from operations from our reportable segments to evaluate budgets and forecasts, assess actual performance and allocate resources. The CODM review focuses on month to month and quarter to quarter changes in these profit measures in order to identify potential future liquidity issues, evaluate performance and need for potential cost reductions and identify potential vendor sourcing changes. The CODM also reviews the operating segment’s assets, which mainly includes review of the accounts receivable accounts.

Our reportable segments are described below. The Company has no inter-segment revenues.

Telehealth Services – The Company’s proprietary technology platform and modular software solution empower users to plug and play telehealth services with end-to-end encrypted video streaming integrated with medical device data, electronic medical records, and other sensitive data, with multiple other interactive functionalities that enable teamwork that the Company believes are not available from any other system worldwide.

Healthcare Technology - The Company’s core platform is a highly scalable, integrated, application program interface (“API”) driven technology platform, for virtual healthcare delivery, with multiple real-time integrations spanning the healthcare ecosystem. The platform’s APIs power external connectivity and deep integration with a wide range of payors, electronic medical records, third-party applications, and other interfaces with employers, hospital systems, and health systems, which we believe uniquely positions us as a long-term partner meeting the unique needs of the rapidly changing healthcare industry. The Company will also be able to white label our solutions, so they fit into the plans and strategies of our clients, all on a platform that is high-performance and highly scalable.

The accounting policies of our reportable segments are the same as those described in the “Summary of Significant Accounting Policies” for the Company. In addition, the Company currently operates in one primary geographic area (the United States) and as such, the disclosures below are attributable to that geographic area.

Revenue and costs are generally directly attributed to our segments, based on the historical separation of these two operating segments (as prior separate operating entities). In addition, the Company incurs certain costs at the corporate level, which generally include legal, finance and accounting and consulting, investor relations and insurance costs, as well as certain executive compensation costs. These costs recorded at the corporate level are not allocated to the operating segments and are reflected as the “Unallocated corporate overhead expenses” in the summary tables below.

Summary information regarding the Company’s operating segments along with the reconciliation of the Company’s consolidated segment operating income to consolidated earnings before income taxes is as follows for the years ended December 31, 2025 and December 31, 2024:

For the year ended December 31, 2025	Technology	Telehealth	Total

Revenues:
Subscription fees	$3,230,239	$-	$3,230,239
Professional services and other fees	3,102,688	-	3,102,688
Technical engineering fees	1,042,593	-	1,042,593
Patient fees	-	3,377,536	3,377,536
Telehealth fees	-	3,862,628	3,862,628
Institutional fees	-	2,500	2,500
Total revenues	$7,375,520	$7,242,664	$14,618,184

Cost of revenues	3,901,877	3,360,342	7,262,219
Segment gross margin	$3,473,643	$3,882,322	$7,355,965

Less (1):
Compensation and related benefits	4,220,844	1,628,391	5,849,235
General and administrative	1,272,972	5,222,558	6,495,530

Segment operating loss	$(2,020,173)	$(2,968,627)	$(4,988,800)

Reconciliation to loss before provision for income taxes:
Unallocated corporate overhead expenses			(4,594,093)
Interest expense			(2,811,861)
Other income, net			47,429
Change in fair value of financial instruments			(1,450,271)
Loss on extinguishment of debt			(221,202)
Loss on issuance of financial instruments			(668,020)
Gain on extinguishment of ELOC			42,394
Loss before provision for income taxes			$(14,644,424)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
For the year ended December 31, 2024	Technology	Telehealth	Total

Revenues:
Subscription fees	$4,115,126	$-	$4,115,126
Professional services and other fees	2,108,307	-	2,108,307
Technical engineering fees	1,980,186	-	1,980,186
Patient fees	-	1,207,343	1,207,343
Telehealth fees	-	1,003,510	1,003,510
Institutional fees	-	6,880	6,880
Total revenues	$8,203,619	$2,217,733	$10,421,352

Cost of revenues	2,241,096	1,002,676	3,243,772
Segment gross margin	$5,962,523	$1,215,057	$7,177,580

Less (1):
Compensation and related benefits	3,751,534	876,558	4,628,092
General and administrative expenses	1,854,796	2,397,735	4,252,531
Transaction expenses	93,000	-	93,000
Goodwill impairment	-	56,675,210	56,675,210

Segment operating income (loss)	$263,193	$(58,734,446)	$(58,471,253)

Reconciliation to loss before benefit from income taxes:
Unallocated corporate overhead expenses			(3,679,592)
Interest expense			(211,459)
Other income			504
Change in fair value of financial instruments			6,176,097
Loss on extinguishment of debt			(645,979)
Loss on issuance of financial instruments			(2,513,234)
Loss before benefit from income taxes			$(59,344,916)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

The summary information regarding the reportable segment total assets at December 31, 2025, and December 31, 2024, are as follows:

	December 31, 2025	December 31, 2024
Total assets:
Technology	$664,525	$1,503,995
Telehealth	17,150,543	18,271,724
Non-operating corporate	4,597,951	216,769
Total	$22,413,019	$19,992,488

	December 31, 2025	December 31, 2024
Total Goodwill:
Technology	$-	$-
Telehealth	4,916,694	4,916,694
Non-operating corporate	-	-
Total	$4,916,694	$4,916,694

Some additional summary information regarding the reportable segment depreciation and amortization, capital expenditures and interest expense for the years ended December 31, 2025, and 2024 are as follows:

	December 31, 2025	December 31, 2024
Depreciation and Amortization:
Technology	$11,395	$4,680
Telehealth	2,576,161	1,318,787
Total	$2,587,556	$1,323,467

	December 31, 2025	December 31, 2024
Capital Expenditures:
Technology	$29,928	$20,117
Telehealth	-	35,150
Total	$29,928	$55,267

	December 31, 2025	December 31, 2024
Interest Expense:
Technology	$64,170	$77,128
Telehealth	250,764	133,131
Non-Operating corporate	2,496,927	1,200
Total	$2,811,861	$211,459